Profit/(Loss) For The Year (Continuing Operations) (Details) - Schedule of Profit for the Year - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit/(Loss) For The Year (Continuing Operations) (Details) - Schedule of Profit for the Year [Line Items]
Cost of inventories recognized as expenses	$ 26,377,223	$ 78,408,598	$ 53,168,205
Taxes and surcharges	6,996	1,646	25,032
Cost of sales	26,384,219	78,410,244	53,193,237
Depreciation of property, plant and equipment	286,334	299,547	21,932
Provision of inventory obsolescence		39,778
Provision of bad debt allowance		53,991
Profit for the year	$ 286,334	$ 393,316	$ 21,932